Commission and Fee Income	6 Months Ended
Jun. 30, 2021
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]
Commissions and fee income
Disaggregation of revenues by product type and business segment
	Three months ended Jun 30, 2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	59	10	65	6	1	(1)	141
Commissions for assets under management	4	0	88	844	(0)	0	936
Commissions for other securities	106	0	10	0	0	0	117
Underwriting and advisory fees	9	566	3	0	0	(15)	564
Brokerage fees	5	66	318	22	25	1	437
Commissions for local payments	112	1	151	0	0	3	267
Commissions for foreign commercial business	111	6	25	0	0	(1)	142
Commissions for foreign currency/exchange business	2	0	1	0	0	(0)	3
Commissions for loan processing and guarantees	135	79	74	0	2	0	290
Intermediary fees	2	(1)	191	0	0	2	194
Fees for sundry other customer services	62	128	12	27	(0)	1	230
Total fee and commissions income	608	855	940	899	27	(8)	3,321
Gross expense							(747)
Net fees and commissions							2,574

.
	Three months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	63	4	57	6	0	(1)	129
Commissions for assets under management	5	0	79	734	0	0	818
Commissions for other securities	110	(0)	8	0	0	0	117
Underwriting and advisory fees	5	418	3	0	0	(14)	413
Brokerage fees	2	60	256	20	31	5	375
Commissions for local payments	105	(2)	220	(0)	0	(1)	322
Commissions for foreign commercial business	99	6	26	0	0	(1)	130
Commissions for foreign currency/exchange business	1	0	2	0	0	(0)	2
Commissions for loan processing and guarantees	126	43	71	0	3	1	244
Intermediary fees	2	0	188	0	0	2	193
Fees for sundry other customer services	62	69	12	29	1	0	173
Total fee and commissions income	580	598	922	788	36	(6)	2,917
Gross expense							(690)
Net fees and commissions							2,227

	Six months ended Jun 30, 2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	120	23	128	11	2	(2)	283
Commissions for assets under management	8	0	176	1,660	(0)	0	1,844
Commissions for other securities	201	(0)	21	1	0	0	222
Underwriting and advisory fees	21	1,151	9	0	(0)	(30)	1,151
Brokerage fees	12	129	715	40	58	(0)	954
Commissions for local payments	221	2	385	0	0	4	612
Commissions for foreign commercial business	221	11	50	0	0	(1)	280
Commissions for foreign currency/exchange business	4	0	3	0	0	(0)	6
Commissions for loan processing and guarantees	275	130	151	0	3	2	560
Intermediary fees	7	1	387	0	0	6	402
Fees for sundry other customer services	134	242	23	59	2	2	461
Total fee and commissions income	1,223	1,689	2,046	1,771	65	(19)	6,776
Gross expense							(1,463)
Net fees and commissions							5,313

	Six months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank[1]	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	124	6	116	12	0	(1)	257
Commissions for assets under management	10	1	159	1,518	(0)	0	1,688
Commissions for other securities	185	0	16	0	0	0	202
Underwriting and advisory fees	15	859	8	0	(0)	(15)	866
Brokerage fees	8	143	615	38	70	2	876
Commissions for local payments	227	0	475	(0)	0	(0)	701
Commissions for foreign commercial business	203	13	52	0	0	(1)	267
Commissions for foreign currency/exchange business	2	0	4	0	0	(0)	6
Commissions for loan processing and guarantees	247	94	153	0	5	3	501
Intermediary fees	7	1	313	0	0	7	328
Fees for sundry other customer services	138	131	21	61	3	0	353
Total fee and commissions income	1,166	1,247	1,932	1,629	78	(5)	6,046
Gross expense							(1,380)
Net fees and commissions							4,666

As of June 30, 2021 and June 30, 2020 the Group’s balance of receivables from commission and fee income was € 914 million and € 964 million, respectively. As of June 30, 2021 and June 30, 2020 the Group’s balance of contract liabilities associated to commission and fee income was € 65 million and € 69 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. Customer payment in exchange for services provided are generally subject to performance by the Group over the specific service period such that the Group’s right to payment arises at the end of the service period when its performance obligations are fully completed. Therefore, no material balance of contract asset is reported.